Statement of Changes in Net Assets Available for Benefits - EBP 88-0320154 001 [Member]	Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 392,678
Net appreciation in fair value of investments	10,164,871
Net investment gain	10,557,549
Interest on notes receivable from participants	169,234
Contributions from participants	6,253,308
Rollovers from participants	811,752
Contributions from Company	1,809,408
Total additions	19,601,251
Deductions:
Participants’ benefit payments	13,579,919
Administrative fees	236,700
Total deductions	13,816,619
Net increase in net assets available for benefits	5,784,632
Net assets available for benefits at end of year	$ 85,064,815